Shareholders' Equity (Details 1)	9 Months Ended
	Sep. 30, 2016 USD ($) $ / shares shares
Number of shares upon exercise
Outstanding at December 31, 2015 | shares	2,769,004
Granted | shares	771,200
Exercised | shares	408,036
Forfeited | shares	113,617
Outstanding at September 30, 2016 | shares	3,018,551
Exercisable at September 30, 2016 | shares	1,202,307
Vested and expected to vest at September 30, 2016 | shares	2,671,106
Weighted average exercise price
Outstanding at December 31, 2015 | $ / shares	$ 4.74
Granted | $ / shares	9.97
Exercised | $ / shares	1.53
Forfeited | $ / shares	6.97
Outstanding at September 30, 2016 | $ / shares	6.42
Exercisable at September 30, 2016 | $ / shares	3.37
Vested and expected to vest at September 30, 2016 | $ / shares	$ 5.98
Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2015	7 years 2 months 9 days
Granted	9 years 9 months 29 days
Exercised	4 years 1 month 13 days
Forfeited	7 years 5 months 19 days
Outstanding at September 30, 2016	7 years 6 months 29 days
Exercisable at September 30, 2016	5 years 7 months 21 days
Vested and expected to vest at September 30, 2016	7 years 4 months 10 days
Aggregate intrinsic value
Outstanding at December 31, 2015 | $	$ 18,580	[1]
Outstanding at September 30, 2016 | $	11,879	[1]
Exercisable at September 30, 2016 | $	7,895	[1]
Vested and expected to vest at September 30, 2016 | $	$ 11,512	[1]

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable as of September 30, 2016 is based on the share price of the Company's ordinary shares as of September 30, 2016 which was $9.38 per share.